Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 186,610	$ 186,610
Accumulated amortization	(98,964)	(89,765)
Net carrying amount	87,646	96,845
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(92,167)	(83,311)
Net carrying amount	87,646	96,502
Conventional Tanker [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,797	6,797
Accumulated amortization	(6,797)	(6,454)
Net carrying amount		$ 343